CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 57,918	$ 68,662	$ 111,629	$ 135,729	$ 259,250	$ 266,340	$ 213,581
Other comprehensive income (loss):
Foreign currency translation adjustment	18,471	23,409	(44,597)	(1,638)	(57,822)	(44,158)	15,084
Pension liability adjustment	64	67	173	157	(342)	1,806	(154)
Change in unrealized gains on retained interests				(244)	(244)	(1,632)	(1,358)
Change in derivative financial instruments	514	805	(566)	1,463	2,408	3,408	4,360
Total other comprehensive income (loss)	19,049	24,281	(44,990)	(262)	(56,000)	(40,576)	17,932
COMPREHENSIVE INCOME (LOSS)	76,967	92,943	66,639	135,467	203,250	225,764	231,513
Less: comprehensive income attributable to noncontrolling interest		(334)	(259)	(662)	(1,227)	(1,460)	(1,645)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$ 76,967	$ 92,609	$ 66,380	$ 134,805	$ 202,023	$ 224,304	$ 229,868